Employee benefits (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [text block] [Abstract]
Benefit plans interest rate	1.00%	1.00%	1.00%
Weighted average duration defined benefit obligation	21 years 328 days	22 years 219 days